Interest and Loan Related Income, Net - Summary of Interest and Loan Related Income (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and Fee Income, Loans and Leases [Abstract]
Interest and loan related income, gross	$ 78,030,000	$ 73,495,000	$ 162,133,000	$ 162,340,000	$ 322,165,330	$ 267,166,333	$ 133,399,192
Amortization of loan origination costs	0	(12,330,000)	0	(26,646,000)	(31,940,452)	(38,968,204)	(19,999,146)
Interest and loan related income, net	$ 78,030,000	$ 61,165,000	$ 162,133,000	$ 135,694,000	$ 290,224,878	$ 228,198,129	$ 113,400,046